Shareholder Report, Holdings (Details) - C000107379	Feb. 28, 2025
78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	54.20%
46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	13.40%
464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
46434V738 | iShares Core MSCI Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
46434G830 | iShares MSCI Italy ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.30%
464286749 | iShares MSCI Switzerland ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
464286707 | iShares MSCI France ETF
Holdings [Line Items]
Percent of Net Asset Value	1.40%
464286103 | iShares MSCI Australia ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Equity
Holdings [Line Items]
Percent of Net Asset Value	84.40%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	97.70%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%